INCOME TAXES (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Carry-forward tax losses	$ 24,677	$ 19,774
Less valuation allowance	(24,677)	(19,774)
Deferred income taxes	$ 0	$ 0